Fees for Managing Funds and Amounts Reimbursed (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Artisan Funds
Related Party Transaction [Line Items]
Investment management fees	$ 324,467	$ 243,708	$ 333,218	$ 303,919	$ 261,535
Fee waiver / expense reimbursement	273	171	171	374	441
Artisan Global Funds
Related Party Transaction [Line Items]
Investment management fees	6,039	2,011	3,020	1,255	0
Fee waiver / expense reimbursement	$ 573	$ 498	$ 653	$ 660	$ 0